PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2010
Pension Plans and Other Post Retirement Benefits (Tables) [Abstract]
Schedule of Allocation of Plan Assets [Table Text Block]
Schedule of allocation of plan assets

Categories	Total 2010	Level 1	Level 2	Level 3
Fixed-income securities	9,404	7,455	1,891	58
Federal government securities	7,334	7,334	-	-
Private securities	2,070	121	1,891	58
Real estate receivable certificate	13	-	-	13
Other securities	2,057	121	1,891	45
Other types of investments	13	-	-	13
Mezanino Fund	13	-	-	13
Variable-income securities	1,462	1,462	-	-
Shares	490	490	-	-
Group shares	972	972	-	-
Real estate	349	-	-	349
Total	11,228	8,917	1,891	420

Categories	Total 2009	Level 1	Level 2	Level 3
Fixed-income securities	12,725	10,519	2,179	27
Federal government securities	9,859	9,854	5	-
Private securities	2,866	665	2,174	27
Real estate receivable certificate	19	-	-	19
Other securities	2,847	665	2,174	8
Other types of investments	12	-	-	12
Mezanino Fund	12	-	-	12
Variable-income securities	1,490	1,490	-	-
Shares	436	436	-	-
Group shares	1,054	1,054	-	-
Real estate	310	-	-	310
Total	14,537	12,009	2,179	349

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
Schedule of changes in level 3 plan assets

Categories	2010	2009
Balance at December 31, 2009	349	368
Returns on assets	38	(25)
Purchase / (sale)	33	5
Transfer to level 3	-	1
Balance at December 31, 2010	420	349

Schedule Of Changes In Plan Assets and Projected Benefit Obligation [Table Text Block]
Schedule of changes in plan assets and the projected benefit obligation:

Pension plans	Quarter ended March 31, 2010
(I) Projected benefit obligation
At the beginning of the period	6,649
Effect of curtailment recognized in income	(1,071)
Recalculation of benefit obligations to settlement amount	1,144
Partial settlement – Amounts credited to individual accounts of Itaubanco CD Defined Contribution Plan	(3,668)
Service cost	51
Interest cost	168
Benefits paid	(42)
Actuarial loss (gain)	18
At the end of the period	3,249

(II) Plan assets at market value
At the beginning of the period	9,020
Partial settlement and transfer of assets to Itaubanco CD Defined Contribution Plan	(5,144)
Return on plan assets	343
Benefits paid	(42)
At the end of the period	4,177

(III) Funded status (II - I)	928

Pension plans	2010	2009	2008
(I) Projected benefit obligation
At the befinning of the year	11,990	11,078	9,368
Effect of curtailment recognized in income	(1,071)	-	-
Recalculation of benefit obligations to settlement amount	1,144	-	-
Partial settlement - Amounts credited to individual accounts of Itaubanco CD Defined Contribution Plan	(3,668)	-	-
UBB Prev and Banorte Plans	-	186	-
Basic Redecard Plan	-	43	-
Service cost	127	240	209
Benefits paid	(769)	(539)	(466)
Interest cost	953	1,133	937
Actuarial loss (gain)	1,164	(151)	1,029
At the end of the year	9,870	11,990	11,078

(II) Plan assets at market value	14,537	12,657	12,585
At the beginning of the year	-	-	-
Partial settlement and transfer of assets to Itaubanco CD Defined Contribution Plan	(5,144)	-	-
UBB Prev and Banorte Plans	-	191	-
Basic Redecard Plan	-	45	-
Contributions received
Employer	41	35	24
Employees	10	34	32
Return on plan assets	2,553	2,113	482
Benefits paid	(769)	(538)	(466)
At the end of the year	11,228	14,537	12,657

(III) Funded status (II - I)	1,358	2,547	1,579

Prepaid pension benefits (accrued pension benefits), net	1,358	2,547	1,579
Pension plan prepaid assets (Note 14)	1,481	2,743	1,903
Accrued retirement plan benefits (Note 18)	(123)	(196)	(324)

Schedule of Net Benefit Costs [Table Text Block]
Schedule of net period pension cost

	12/31/2010	12/31/2009	12/31/2008
Service cost	127	240	209
Interest cost	953	1,133	937
Expected return on plan assets	(1,328)	(1,558)	(1,524)
Amortization of actuarial loss (gain)	(10)	1	(113)
Gains on curtailment of PAC	(1,071)	-	-
Loss on partial settlement of PAC – recognition in income on a pro rata basis of the amount recorded in other comprehensive income	72	-	-
Employee contributions	(9)	(9)	(9)
Net pension cost (benefit)	(1,266)	(193)	(500)

Schedule of Expected Benefit Payments [Table Text Block]	Estimated Future Benefit Payments
Period	Estimated payment
2011	392
2012	407
2013	423
2014	441
2015	460
2016 to 2020	4,280

Schedule of Assumptions Used [Table Text Block]
Schedule of actuarial assumptions

	2010	2009	2008
Discount rate for determining projected benefit obligations	9.7%	10.2%	10.2%
Rate of increase in compensation levels (depending on the specific group of employees)	4% to 7.1%	4% to 7.1%	4% to 7.1%
Expected long-term rate of return on plan assets	12.3%	12.3%	12.3%